Note 8 - Cost and Accumulated Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Use Rights [Member]
Finite-Lived Intangible Assets, Gross	$ 1,886	$ 1,886
Finite-Lived Intangible Assets, Accumulated Amortization	1,858	1,669
Finite-Lived Intangible Assets, Net	28	217
Other Intangible Assets [Member]
Finite-Lived Intangible Assets, Gross	939	775
Finite-Lived Intangible Assets, Accumulated Amortization	70	53
Finite-Lived Intangible Assets, Net	869	722
Finite-Lived Intangible Assets, Gross	2,825	2,661
Finite-Lived Intangible Assets, Accumulated Amortization	1,928	1,722
Finite-Lived Intangible Assets, Net	$ 897	$ 939